Debt - Details of each borrowing under the Term Loan (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Principal Balance	$ 567,520,973	$ 480,151,151	$ 424,174,758
Carrying Value	558,019,000	469,673,314	422,280,515
Fair Value	557,006,957	467,201,619	419,407,194
Principal amount	$ 453,638,529	370,566,055	241,152,827
Term Loan
Debt Instrument
Principal Balance		163,127,047	184,201,670
Carrying Value		164,142,316	185,084,361
Fair Value		162,526,736	184,957,221
Principal amount		93,763,470	107,584,451
Term Loan | 330 Tryon DE LLC
Debt Instrument
Principal Balance		22,800,000	22,800,000
Carrying Value		22,902,354	22,901,294
Fair Value		22,594,654	22,869,879
Principal amount		13,680,000	13,680,000
Term Loan | 1389 Peachtree St, L.P. and Others
Debt Instrument
Principal Balance		53,289,288	50,808,453
Carrying Value		53,536,884	51,068,554
Fair Value		52,031,363	50,982,247
Principal amount		31,283,661	29,897,848
Term Loan | AGRE DCP Palm Springs LLC
Debt Instrument
Principal Balance		43,222,381	45,294,097
Carrying Value		43,669,992	45,506,051
Fair Value		43,829,842	45,519,030
Principal amount		23,146,265	24,894,939
Term Loan | MSC Fields Peachtree Retreat LLC
Debt Instrument
Principal Balance			23,308,334
Carrying Value			23,437,198
Fair Value			23,428,860
Principal amount			13,985,001
Term Loan | Patrick Henry Recovery Acquisition LLC
Debt Instrument
Principal Balance		18,000,000	18,000,000
Carrying Value		18,041,124	18,039,456
Fair Value		18,055,377	17,994,495
Principal amount		10,800,000	10,800,000
Term Loan | University Park Berkeley, LLC
Debt Instrument
Principal Balance		25,815,378	23,990,786
Carrying Value		25,991,962	24,131,808
Fair Value		26,015,500	24,162,710
Principal amount		$ 14,853,544	$ 14,326,663